Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Consolidated Statements Of Cash Flows (Abstract)
Net Cash Provided by Operating Activities	$ 160,922	$ 367,529
Cash Flows Used in Investing Activities:
Advances for drilling units under construction and related costs	(35,552)	(17,440)
Drilling units, machinery, equipment and other improvements/ upgrades	(5,772)	(7,147)
Sale of fixed assets	50	190
Net Cash Used in Investing Activities	(41,274)	(24,397)
Cash Flows Used in Financing Activities:
Principal payments and prepayments of long-term debt and senior notes	(181,886)	(96,674)
Reorganization expenses	(227)	(41,043)
Net Cash Used in Financing Activities	(182,113)	(137,717)
Effect on exchange rate changes on cash and cash equivalents and restricted cash	(1,390)	0
Net increase/ (decrease) in cash and cash equivalents and restricted cash	(63,855)	205,415
Cash and cash equivalents and restricted cash at beginning of period	783,081	772,966
Cash and cash equivalents and restricted cash at end of period	719,226	978,381
Cash paid during the period for:
Interest, net of amount capitalized	17,324	48,766
Reorganization expenses paid	$ 227	$ 41,043